CONVERTIBLE SENIOR NOTES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2015
CONVERTIBLE SENIOR NOTES
Repayment of debt	$ 84,313
Convertible senior notes
CONVERTIBLE SENIOR NOTES
Number of installments for repayment | installment	2
Long-term loans	$ 0
Gain on early termination of convertible senior notes	$ 682
Convertible senior notes | Related Party | CIH
CONVERTIBLE SENIOR NOTES
Percentage of repayment of convertible debt by related party	50.00%
Repayment of debt	$ 84,133
September 2022 Notes One
CONVERTIBLE SENIOR NOTES
Effective interest rate, as a percent			1.56%
Interest expense		$ 2,506
November 2022 Notes One
CONVERTIBLE SENIOR NOTES
Effective interest rate, as a percent			2.46%
Interest expense	$ 1,879
New November 2022 Notes
CONVERTIBLE SENIOR NOTES
Effective interest rate, as a percent			0.69%